Changes in Level 3 Instruments Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance of contingent consideration	$ 328	$ 328	$ 2,538
Change in fair value	(29)	(43)	121
Accretion of discount	9	26	67
Payment		(311)	(2,398)
Ending balance of contingent consideration	$ 308		$ 328